February 3, 2017

Securities and Exchange Commission	VIA EDGAR
100 F Street, NE
Washington, D.C. 20549

Attn:	Division of Investment Management

Re:	Timothy Plan, File Nos. 811-08228 and 033-73248

On behalf of Timothy Plan and the shares of certain of its series, (the “Funds”), we are filing, pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter certifying that the form of Prospectus and Statement of Additional Information for the Funds, dated January 30, 2017 that would have been filed under Rule 497(c) would not have differed from that contained in the Fund’s Post Effective Amendment No. 75, which was filed with the U.S. Securities and Exchange Commission via EDGAR accession number 0001193125-17-023853 on January 30, 2017.

Sincerely,

/s/ Arthur Ally
Arthur Ally
President & Chairman of the Board